UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: (310) 231-6117

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005



                                                                             NUMBER           MARKET VALUE
 CAUSEWAY INTERNATIONAL VALUE FUND                                          OF SHARES            (000)
==========================================================================================================
COMMON STOCK **+

AUSTRALIA -- 2.0%
         Macquarie Airports Management++                                     10,990,102      $    29,808
         Macquarie Infrastructure Group                                       9,149,885           28,815
         Multiplex Group                                                      5,943,136           13,033
                                                                                             -------------
                                                                                                  71,656
                                                                                             -------------
CANADA -- 2.9%
         Celestica*                                                           3,061,903           40,992
         Manulife Financial                                                   1,236,577           59,063
                                                                                             -------------
                                                                                                 100,055
                                                                                             -------------
FRANCE -- 11.6%
         AXA                                                                  2,390,694           59,519
         BNP Paribas                                                            695,090           47,473
         Carrefour                                                              952,231           46,050
         France Telecom++                                                     1,940,295           56,464
         Sanofi-Aventis                                                       1,073,119           87,882
         Total                                                                  117,279           27,442
         Vinci                                                                  995,586           82,733
                                                                                             -------------
                                                                                                 407,563
                                                                                             -------------
GERMANY -- 2.9%
         Depfa Bank                                                           2,938,692           47,083
         Deutsche Post                                                        2,319,904           53,933
                                                                                             -------------
                                                                                                 101,016
                                                                                             -------------
HONG KONG -- 4.5%
         China Netcom Group                                                  20,097,000           29,108
         Henderson Land Development                                          10,936,648           52,116
         PetroChina                                                         104,194,000           76,579
                                                                                             -------------
                                                                                                 157,803
                                                                                             -------------
IRELAND -- 2.7%
         Allied Irish Banks                                                   2,135,097           45,763
         CRH                                                                  1,827,341           48,047
                                                                                             -------------
                                                                                                  93,810
                                                                                             -------------
JAPAN -- 11.7%
         Acom                                                                   556,810           35,488
         Canon                                                                  995,600           52,189
         Honda Motor                                                          1,167,300           57,337
         Japan Tobacco                                                              380            5,052
         Konica Minolta Holdings                                              4,138,900           38,471
         Promise                                                              1,005,150           64,176
         Takeda Pharmaceutical                                                  681,800           33,716
         Takefuji                                                             1,094,430           73,667
         Yamanouchi Pharmaceutical                                            1,515,100           51,608
                                                                                             -------------
                                                                                                 411,704
                                                                                             -------------


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                                       1

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005



                                                                            NUMBER           MARKET VALUE
 CAUSEWAY INTERNATIONAL VALUE FUND                                         OF SHARES            (000)
----------------------------------------------------------------------------------------------------------
NETHERLANDS -- 8.5%
         ABN AMRO Holding                                                     1,798,905      $    44,193
         ING Groep                                                            2,185,833           61,435
         Koninklijke Philips Electronics                                      2,343,647           59,029
         Reed Elsevier                                                        1,282,520           17,846
         Royal Dutch Petroleum                                                  442,908           28,792
         TPG                                                                  2,415,187           61,088
         Unilever                                                               401,116           25,977
                                                                                             -------------
                                                                                                 298,360
                                                                                             -------------
NEW ZEALAND -- 1.6%
         Telecom Corporation of New Zealand                                  13,327,692           55,723
                                                                                             -------------
NORWAY -- 2.4%
         Frontline                                                            1,049,950           41,701
         Telenor ASA                                                          5,370,751           42,717
                                                                                             -------------
                                                                                                  84,418
                                                                                             -------------
PORTUGAL -- 1.0%
         Portugal Telecom SGPS                                                3,660,702           34,822
                                                                                             -------------
SINGAPORE -- 1.1%
         Creative Technology                                                    557,997            3,651
         United Overseas Bank                                                 4,005,629           33,684
         United Overseas Land                                                   400,562              542
                                                                                             -------------
                                                                                                  37,877
                                                                                             -------------
SOUTH KOREA -- 4.6%
         KT                                                                     775,900           31,729
         Samsung Electronics                                                    188,940           89,524
         SK Telecom                                                             228,724           40,205
                                                                                             -------------
                                                                                                 161,458
                                                                                             -------------
SPAIN -- 2.3%
         Cintra Concesiones de Infraestructuras                                  71,100              833
         Enagas                                                               1,746,907           30,876
         Telefonica                                                           2,968,921           48,432
                                                                                             -------------
                                                                                                  80,141
                                                                                             -------------
SWITZERLAND -- 6.3%
         Credit Suisse Group                                                  1,267,581           49,690
         Geberit                                                                 41,480           26,530
         Novartis                                                               899,951           42,730
         Syngenta                                                               404,445           41,384
         Zurich Financial Services                                              363,864           62,415
                                                                                             -------------
                                                                                                 222,749
                                                                                             -------------
UNITED KINGDOM -- 30.3%
         Aviva                                                                4,581,883           50,874
         BAA                                                                  5,055,493           56,011
         BAE Systems                                                         12,203,407           62,522
         Barratt Developments                                                 3,007,552           38,555


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                                       2

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005



                                                                            NUMBER           MARKET VALUE
 CAUSEWAY INTERNATIONAL VALUE FUND                                         OF SHARES            (000)
----------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- (CONTINUED)
         BOC Group                                                            2,646,801      $    47,490
         British Airways*                                                     5,797,706           27,202
         British American Tobacco                                             3,995,598           76,948
         BT Group                                                             8,832,202           36,371
         Centrica                                                            11,240,051           46,542
         Compass Group                                                        8,620,134           36,095
         Diageo                                                               1,986,919           29,228
         GlaxoSmithKline                                                      4,038,928           97,589
         HBOS                                                                   255,600            3,930
         Kingfisher                                                          10,772,574           47,259
         Lloyds TSB Group                                                     4,843,756           40,903
         Reed Elsevier                                                        4,560,439           43,555
         Reuters Group                                                        6,386,294           45,032
         Royal Bank of Scotland Group                                         2,205,319           66,396
         Shell Transport & Trading                                            8,513,873           82,432
         Unilever                                                             6,802,310           65,438
         Vodafone Group                                                      25,962,755           63,119
                                                                                             -------------
                                                                                               1,063,491
                                                                                             -------------
TOTAL COMMON STOCK
(COST $3,099,762) -- 96.4%                                                                      3,382,646
                                                                                             -------------
CASH EQUIVALENT
         Bank of New York Cash Reserve Fund                                  96,557,703           96,558
                                                                                             -------------
TOTAL CASH EQUIVALENT
(COST $96,558) -- 2.8%                                                                             96,558
                                                                                             -------------
TOTAL INVESTMENTS
(COST $3,196,320) -- 99.2%                                                                   $  3,479,204
                                                                                             ============
Percentages are based on Net Assets of $3,508,087.

* Non-income producing security
** All equity securities are fair valued as of June 30, 2005.
+ Country determined by registration, location of headquarters or primary listing.
++ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. The investment adviser has deemed these securities to be liquid in accordance with the Fund's Restricted Securities Guidelines.

At June 30, 2005, the tax basis cost of the Fund's investments was $3,196,320 ($ Thousands) and the unrealized appreciation and depreciation were $317,105 ($ Thousands) and ($34,221) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


 CCM-QH-001-0200





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                                        3

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Causeway Capital Management Trust

By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------
                                               Turner Swan, President

Date: August 16, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ Turner Swan
                                               ---------------
                                               Turner Swan, President

Date: August 16, 2005


By (Signature and Title)*                      /s/ Mike Lawson
                                               ---------------
                                               Mike Lawson, Treasurer
Date: August 16, 2005

* Print the name and title of each signing officer under his or her signature.